EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Summary of earnings per share

	12/31/2025	12/31/2024	12/31/2023
Income attributable to shareholders of the group	(37,571,322)	137,459,742	147,861,490
Weighted average of oustanding ordinary shares (thousands)	437,731	439,664	442,727
Income per share	(85.83)	312.65	333.98